Republic Funds

                          Republic Advisor Funds Trust

     Supplement dated July 14, 2000 to Prospectuses dated February 29, 2000


Name Changes to Republic Family of Funds

Effective July 15, 2000, the mutual funds in the Republic Family of Funds have been renamed as set forth below.

Republic Funds has been renamed "HSBC Investor Funds" and the separate series of Republic Funds have been renamed as follows:

     The Republic Money Market Fund has been renamed the "HSBC Investor Money Market Fund";

     The Republic U.S. Government Money Market Fund has been renamed the "HSBC Investor U.S. Government Money Market Fund";

     The Republic New York Tax-Free Money Market Fund has been renamed the "HSBC Investor New York Tax-Free Money Market Fund";

     The Republic New York Tax-Free Bond Fund has been renamed the "HSBC Investor New York Tax-Free Bond Fund";

     The  Republic Equity Fund has been renamed the "HSBC Investor Equity Fund";

     The  Republic Bond Fund has been renamed the "HSBC Investor Bond Fund";

     The Republic Overseas Equity Fund has been renamed the "HSBC Investor Overseas Equity Fund";

     The  Republic   Opportunity  Fund  has  been  renamed  the  "HSBC  Investor
          Opportunity Fund"; and

     The  HSBC Mid-Cap Fund has been renamed the "HSBC Investor Mid-Cap Fund."

Republic Advisor Funds Trust has been renamed "HSBC Advisor Funds Trust" and the separate series of Republic Advisor Funds Trust have been renamed as follows:

     The Republic Fixed Income Fund has been renamed the "HSBC Investor Fixed Income Fund";

     The Republic International Equity Fund has been renamed the "HSBC Investor International Equity Fund"; and

     The Republic Small Cap Equity Fund has been renamed the "HSBC Investor Small Cap Equity Fund".

Republic Portfolios has been renamed "HSBC Investor Portfolios" and the separate series of Republic Portfolios have been renamed as follows:

     The Republic Fixed Income Portfolio has been renamed the "HSBC Investor Fixed Income Portfolio";

     The Republic International Equity Portfolio has been renamed the "HSBC Investor International Equity Portfolio"; and

     The Republic Small Cap Equity Portfolio has been renamed the "HSBC Investor Small Cap Equity Portfolio".

References throughout the Prospectuses are deemed modified accordingly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE